Agreement to acquire OCI Global's methanol business - Schedule of Assets acquired and liabilities (Details) - OCI Global Acquisition - USD ($) $ in Thousands	6 Months Ended
	Dec. 31, 2025	Jun. 27, 2025
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	$ 31,093	$ 31,093
Trade and other receivables 2	138,511	144,532
Inventories	94,353	95,506
Prepaid expenses	2,161	7,566
Other assets	6,584	6,584
Deferred income tax assets	3,090	3,090
Property, plant, and equipment 3	1,366,554	1,322,030
Investment in associate 3	374,242	409,150
Total Assets	2,016,588	2,019,551
Trade, other payables, and accrued liabilities	(116,037)	(116,794)
Lease obligations	(16,587)	(16,741)
Deferred income tax liabilities	(239,972)	(240,917)
Other long-term liabilities	(13,693)	(10,800)
Total Liabilities	(386,289)	(385,252)
Net assets acquired	1,630,299	1,634,299
Trade and other receivables	(6,021)
Inventories	(1,153)
Prepaid expenses	(5,405)
Property, plant, and equipment	44,524
Investment in associate	(34,908)
Total Assets	(2,963)
Trade, other payables, and accrued liabilities	757
Lease obligations	154
Deferred income tax liabilities	945
Other long-term liabilities	(2,893)
Total Liabilities	(1,037)
Net assets acquired	$ (4,000)
Uncollectible amounts		$ 6,021